Leases - Schedule Of Depreciation Charge And Finance Cost Of Right Of Use Assets Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Depreciation, right-of-use assets	€ 62	€ 25	€ 19
Total	332	139	106
Buildings [member]
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Depreciation, right-of-use assets	12	5	6
Space segment [member]
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Depreciation, right-of-use assets	33	15	9
Ground segment [member]
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Depreciation, right-of-use assets	16	4	3
Other fixtures and fittings, tools and equipment [Member]
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Depreciation, right-of-use assets	1	1	1
At cost [member]
Schedule of depreciation charge and finance cost of right of use assets [Line Items]
Interest expense	19	2	2
Total	€ 19	€ 2	€ 2